Accrued Liabilities - Components of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Customer acquisition incentive payables	$ 16,021	$ 18,216
Funds payable to marketplace customers	48,407	10,313
Other tax payable	10,812	8,316
Payroll and related liabilities	2,836	5,622
Discretionary payments		3,299
Deferred depository bank incentive	1,609	1,954
Accrued operating expense	7,197	2,634
Borrowing from employees	2,996
Professional service fee accruals	492	1,017
Issuance cost accruals		56
Others	297	468
Accrued liabilities	$ 90,667	$ 51,895